Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 37,503	$ 4,499
Trade accounts receivable, net of allowance for doubtful accounts of $487 at March 31, 2013 and $651 at March 31, 2014	104,503	77,562
Work-in-progress	4,720	3,478
Due from related parties (Note 10)	1,280	6,811
VAT and other taxes receivable	1,755	810
Deferred tax assets (Note 12)	1,027	238
Advances issued	3,689	1,964
Other current assets	2,295	1,650
Total current assets	156,772	97,012
Non-current assets
Property and equipment, net (Note 4)	26,445	21,860
Intangible assets, net (Note 6)	21,007	22,357
Goodwill (Note 5)	11,351	11,351
Due from related parties (Note 10)		430
Other non-current assets	2,122	2,212
Total non-current assets	60,925	58,210
Total assets	217,697	155,222
Current liabilities
Short-term borrowings (Note 7)	20,476	16,576
Accounts payable	10,575	9,177
Advances received	1,754	1,384
Accrued liabilities (Note 9)	15,360	12,592
Deferred revenue	195
Due to related parties (Note 10)	144	136
Capital lease obligations, current portion	38	183
VAT and other taxes payable	8,965	4,489
Payable for business acquisition, current	1,489	2,015
Dividends payable to shareholders (Note 11)	18	125
Deferred tax liability, current (Note 12)		230
Foreign currency exchange contract financial liabilities (Note 2)	411
Payable for software acquisition, current	171	3,265
Other current liabilities	458	178
Total current liabilities	60,054	50,350
Deferred tax liability, non-current (Note 12)	2,811	3,464
Capital lease obligations, less current portion	68	6
Payable for business acquisition, non-current	3,320	3,790
Payable for software acquisition, non-current	1,749	2,317
Other non current liabilities	78
Total liabilities	68,080	59,927
Shareholders' equity
Share capital (36,400,000 shares authorized; 30,593,080 issued and outstanding with no par value as at March 31, 2013, and 80,000,000 shares authorized; 32,758,535 issued and outstanding with no par value as at March 31, 2014)
Additional paid-in capital	83,390	50,936
Retained earnings	67,470	46,720
Accumulated other comprehensive loss	(1,275)	(2,393)
Total shareholders' equity attributable to the Group	149,585	95,263
Non-controlling interest	32	32
Total equity	149,617	95,295
Total liabilities and equity	$ 217,697	$ 155,222